FINANCIAL INFORMATION OF PARENT COMPANY (Condensed Balance Sheets) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥) shares	Oct. 31, 2014 $ / shares	Dec. 31, 2013 $ / shares	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)
Current assets:
Cash and cash equivalents	$ 121,531	¥ 787,257	$ 31,861	¥ 206,391			¥ 154,156	¥ 270,077
Prepayments and other current assets	17,309	112,122		37,897
Amounts due from subsidiaries and VIE	5,799	37,565		15,149
Total current assets	275,201	1,782,700		819,557
Investments in cost method investees other than subsidiaries and VIE	2,054	13,307		5,625
TOTAL ASSETS	291,637	1,889,173		872,514
Current liabilities:
Other current liabilities | ¥		3,954		2,509
Amounts due to related parties	1,153	7,469		7,469
Total current liabilities	101,068	654,702		393,458
TOTAL LIABILITIES	101,068	654,702		393,458
SHAREHOLDERS' DEFICIT
Ordinary shares	14	93		17
Additional paid-in capital	237,066	1,535,665		3,755
Accumulated deficit	(49,477)	(320,499)		(327,205)
Accumulated other comprehensive income (loss)	2,966	19,212		1,204
Total shareholders' equity (deficit)	190,569	1,234,471		(322,229)			(232,375)	(144,630)
TOTAL LIABILITIES, CONVERTIBLE REDEEMABLE PREFERRED SHARES AND SHAREHOLDERS' EQUITY (DEFICIT)	$ 291,637	¥ 1,889,173		¥ 872,514
Convertible redeemable preferred shares:
Par value | $ / shares						$ 0.0001
Ordinary shares:
Par value | $ / shares	$ 0.0001		$ 0.0001			$ 0.0001
Shares authorized	500,000,000	500,000,000	500,000,000	500,000,000
Shares issued	151,471,369	151,471,369	28,058,820	28,058,820
Shares outstanding	151,471,369	151,471,369	28,058,820	28,058,820
Series A [Member]
Convertible redeemable preferred shares:
Temporary Equity, Carrying Amount, Attributable to Parent				¥ 55,924			49,710	44,187
Convertible redeemable preferred shares:
Par value | $ / shares			$ 0.0001
Shares authorized			19,622,241	19,622,241
Shares issued			19,622,241	19,622,241
Shares outstanding			19,622,241	19,622,241
Redemption value | ¥				¥ 55,924
Liquidation preference | ¥				49,098
Series B [Member]
Convertible redeemable preferred shares:
Temporary Equity, Carrying Amount, Attributable to Parent				¥ 202,125			180,182	162,195
Convertible redeemable preferred shares:
Par value | $ / shares			$ 0.0001
Shares authorized			26,532,203	26,532,203
Shares issued			26,532,203	26,532,203
Shares outstanding			26,532,203	26,532,203
Redemption value | ¥				¥ 202,125
Liquidation preference | ¥				198,088
Series C1 [Member]
Convertible redeemable preferred shares:
Temporary Equity, Carrying Amount, Attributable to Parent				¥ 355,176			¥ 308,848	¥ 258,923
Convertible redeemable preferred shares:
Par value | $ / shares			$ 0.0001
Shares authorized			29,056,332	29,056,332
Shares issued			29,056,332	29,056,332
Shares outstanding			29,056,332	29,056,332
Redemption value | ¥				¥ 355,176
Liquidation preference | ¥				403,417
Series C2 [Member]
Convertible redeemable preferred shares:
Temporary Equity, Carrying Amount, Attributable to Parent				¥ 37,630
Convertible redeemable preferred shares:
Par value | $ / shares			$ 0.0001
Shares authorized			1,925,063	1,925,063
Shares issued			1,925,063	1,925,063
Shares outstanding			1,925,063	1,925,063
Redemption value | ¥				¥ 21,715
Liquidation preference | ¥				31,445
Series D [Member]
Convertible redeemable preferred shares:
Temporary Equity, Carrying Amount, Attributable to Parent				¥ 150,430
Convertible redeemable preferred shares:
Par value | $ / shares			$ 0.0001		$ 0.0001
Shares authorized			7,504,324	7,504,324
Shares issued			7,504,324	7,504,324
Shares outstanding			7,504,324	7,504,324
Redemption value | ¥				¥ 150,430
Liquidation preference | ¥				220,689
Parent Company [Member]
Current assets:
Cash and cash equivalents	$ 39,244	¥ 254,213	$ 22,355	144,814
Prepayments and other current assets	1,108	7,180		823
Amounts due from subsidiaries and VIE	118,079	764,883		535,852
Total current assets	158,431	1,026,276		681,489
Investments in subsidiaries and VIE	33,676	218,147		¥ (194,926)
Investments in cost method investees other than subsidiaries and VIE	1,032	6,682
TOTAL ASSETS	193,139	1,251,105		¥ 486,563
Current liabilities:
Other current liabilities	1,417	9,165		38
Amounts due to related parties	1,153	7,469		7,469
Total current liabilities	2,570	16,634		7,507
TOTAL LIABILITIES	2,570	16,634		7,507
SHAREHOLDERS' DEFICIT
Ordinary shares	14	93		17
Additional paid-in capital	$ 237,066	¥ 1,535,665		¥ 3,755
Subscription receivable
Accumulated deficit	$ (49,477)	¥ (320,499)		¥ (327,205)
Accumulated other comprehensive income (loss)	2,966	19,212		1,204
Total shareholders' equity (deficit)	190,569	1,234,471		(322,229)
TOTAL LIABILITIES, CONVERTIBLE REDEEMABLE PREFERRED SHARES AND SHAREHOLDERS' EQUITY (DEFICIT)	$ 193,139	¥ 1,251,105		¥ 486,563
Ordinary shares:
Par value | $ / shares			$ 0.0001
Shares authorized	500,000,000	500,000,000	500,000,000	500,000,000
Shares issued	151,471,369	151,471,369	28,058,820	28,058,820
Shares outstanding	151,471,369	151,471,369	28,058,820	28,058,820
Parent Company [Member] | Series A [Member]
Convertible redeemable preferred shares:
Temporary Equity, Carrying Amount, Attributable to Parent				¥ 55,924
Convertible redeemable preferred shares:
Par value | $ / shares			$ 0.0001
Shares authorized			19,622,241	19,622,241
Shares issued			19,622,241	19,622,241
Shares outstanding			19,622,241	19,622,241
Redemption value | ¥				¥ 55,924
Liquidation preference | ¥				49,098
Parent Company [Member] | Series B [Member]
Convertible redeemable preferred shares:
Temporary Equity, Carrying Amount, Attributable to Parent				¥ 202,125
Convertible redeemable preferred shares:
Par value | $ / shares			$ 0.0001
Shares authorized			26,532,203	26,532,203
Shares issued			26,532,203	26,532,203
Shares outstanding			26,532,203	26,532,203
Redemption value | ¥				¥ 202,125
Liquidation preference | ¥				198,088
Parent Company [Member] | Series C1 [Member]
Convertible redeemable preferred shares:
Temporary Equity, Carrying Amount, Attributable to Parent				¥ 355,176
Convertible redeemable preferred shares:
Par value | $ / shares			$ 0.0001
Shares authorized			29,056,332	29,056,332
Shares issued			29,056,332	29,056,332
Shares outstanding			29,056,332	29,056,332
Redemption value | ¥				¥ 355,176
Liquidation preference | ¥				403,417
Parent Company [Member] | Series C2 [Member]
Convertible redeemable preferred shares:
Temporary Equity, Carrying Amount, Attributable to Parent				¥ 37,630
Convertible redeemable preferred shares:
Par value | $ / shares			$ 0.0001
Shares authorized			1,925,063	1,925,063
Shares issued			1,925,063	1,925,063
Shares outstanding			1,925,063	1,925,063
Redemption value | ¥				¥ 21,715
Liquidation preference | ¥				31,445
Parent Company [Member] | Series D [Member]
Convertible redeemable preferred shares:
Temporary Equity, Carrying Amount, Attributable to Parent				¥ 150,430
Convertible redeemable preferred shares:
Par value | $ / shares			$ 0.0001
Shares authorized			7,504,324	7,504,324
Shares issued			7,504,324	7,504,324
Shares outstanding			7,504,324	7,504,324
Redemption value | ¥				¥ 150,430
Liquidation preference | ¥				¥ 220,689